Investments (Fair Value and Losses by Investment Category and Length of Time in a Loss Position) (Details) - Fixed maturities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	$ 10,575,622	$ 5,052,071
Less than Twelve Months, Gross Unrealized Losses	925,410	94,096
Twelve Months or More Fair Value	5,707,596	333,294
Twelve Months or More, Gross Unrealized Losses	1,428,069	19,435
Total, Fair Value	16,283,218	5,385,365
Total, Gross Unrealized Losses	2,353,479	113,531
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	212,991	0
Less than Twelve Months, Gross Unrealized Losses	46,928	0
Twelve Months or More Fair Value	62,630	2,119
Twelve Months or More, Gross Unrealized Losses	25,928	111
Total, Fair Value	275,621	2,119
Total, Gross Unrealized Losses	72,856	111
Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	307,734	104,621
Less than Twelve Months, Gross Unrealized Losses	16,851	701
Twelve Months or More Fair Value	61,915	0
Twelve Months or More, Gross Unrealized Losses	14,108	0
Total, Fair Value	369,649	104,621
Total, Gross Unrealized Losses	30,959	701
Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	139,577	59,550
Less than Twelve Months, Gross Unrealized Losses	19,435	2,826
Twelve Months or More Fair Value	111,371	6,473
Twelve Months or More, Gross Unrealized Losses	39,205	371
Total, Fair Value	250,948	66,023
Total, Gross Unrealized Losses	58,640	3,197
U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	3,873,275	1,681,201
Less than Twelve Months, Gross Unrealized Losses	389,937	23,160
Twelve Months or More Fair Value	1,979,725	180,249
Twelve Months or More, Gross Unrealized Losses	602,208	6,610
Total, Fair Value	5,853,000	1,861,450
Total, Gross Unrealized Losses	992,145	29,770
U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	2,506,932	972,796
Less than Twelve Months, Gross Unrealized Losses	157,853	14,036
Twelve Months or More Fair Value	948,686	16,409
Twelve Months or More, Gross Unrealized Losses	177,352	2,844
Total, Fair Value	3,455,618	989,205
Total, Gross Unrealized Losses	335,205	16,880
Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	548,083	532,445
Less than Twelve Months, Gross Unrealized Losses	40,508	8,255
Twelve Months or More Fair Value	596,437	29,718
Twelve Months or More, Gross Unrealized Losses	122,856	2,108
Total, Fair Value	1,144,520	562,163
Total, Gross Unrealized Losses	163,364	10,363
Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	1,772,413	1,253,739
Less than Twelve Months, Gross Unrealized Losses	199,124	42,392
Twelve Months or More Fair Value	1,479,608	57,637
Twelve Months or More, Gross Unrealized Losses	390,029	5,616
Total, Fair Value	3,252,021	1,311,376
Total, Gross Unrealized Losses	589,153	48,008
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	625,710	288,971
Less than Twelve Months, Gross Unrealized Losses	15,146	1,099
Twelve Months or More Fair Value	289,581	0
Twelve Months or More, Gross Unrealized Losses	17,431	0
Total, Fair Value	915,291	288,971
Total, Gross Unrealized Losses	32,577	1,099
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	459,186	157,355
Less than Twelve Months, Gross Unrealized Losses	30,408	1,622
Twelve Months or More Fair Value	176,349	40,689
Twelve Months or More, Gross Unrealized Losses	38,693	1,775
Total, Fair Value	635,535	198,044
Total, Gross Unrealized Losses	69,101	3,397
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	129,721	1,393
Less than Twelve Months, Gross Unrealized Losses	9,220	5
Twelve Months or More Fair Value	1,294	0
Twelve Months or More, Gross Unrealized Losses	259	0
Total, Fair Value	131,015	1,393
Total, Gross Unrealized Losses	$ 9,479	$ 5